Note 14	12 Months Ended
Dec. 31, 2023
Financial Assets At Amortised Cost [Abstract]
Disclosure of financial assets at amortised cost [Text Block]	Financial assets at amortized costBreakdown of the balance
The breakdown of the balance under this heading in the consolidated balance sheets, according to the nature of the financial instrument, is as follows:

Financial assets at amortized cost (Millions of Euros)
	Notes	2023	2022	2021
Debt securities ⁽¹⁾		49,462	36,639	34,781
Central banks		22	21	15
Government		45,124	34,648	32,130
Credit institutions		2,366	400	817
Other financial corporations		923	602	525
Non-financial corporations		1,027	967	1,295
Loans and advances to central banks		7,151	4,401	5,681
Loans and advances to credit institutions		17,477	16,031	13,276
Reverse repurchase agreement		5,786	5,251	2,788
Other loans and advances		11,690	10,780	10,488
Loans and advances to customers	7.2.2	377,643	357,351	318,939
Government		23,265	20,892	19,682
Other financial corporations		13,251	12,765	9,804
Non-financial corporations		171,063	165,433	140,993
Other		170,063	158,261	148,461
Total	8.1	451,732	414,421	372,676
Of which: impaired assets of loans and advances to customers	7.2.2	14,444	13,493	14,657
Of which: loss allowances of loans and advances	7.2.5	(11,316)	(11,291)	(11,142)
Of which: loss allowances of debt securities		(82)	(91)	(52)
(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Notes 1.3, 2.3 and Appendix X). During 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at amortized cost” to other headings or from other headings to “Financial assets at amortized cost”.
Debt securities
The breakdown of the balance under the heading “Debt securities” in the consolidated balance sheets, according to the issuer of the debt securities, is as follows:

Financial assets at amortized cost. Debt securities. (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Domestic debt securities
Government and other government agencies	25,857	18,397	17,693
Credit institutions	1,028	—	—
Other issuers	230	144	337
Subtotal	27,114	18,541	18,031
Foreign debt securities
Mexico	6,277	4,222	8,464
Government and other government agencies	6,205	4,198	7,669
Credit institutions	72	24	614
Other issuers	—		181
The United States	2,229	2,215	93
Government and other government agencies	2,188	2,159	10
Credit institutions	19	25	26
Other issuers	21	31	57
Turkey	6,284	5,332	2,634
Government and other government agencies	6,167	5,325	2,628
Credit institutions	8	6	5
Other issuers	109	—	—
Other countries	7,558	6,328	5,559
Other foreign governments and other government agency	4,707	4,568	4,144
Central banks	22	21	—
Credit institutions	1,239	345	171
Other issuers	1,591	1,394	1,243
Subtotal	22,348	18,097	16,750
Total	49,462	36,639	34,781
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
As of December 31, 2023, 2022 and 2021, the distribution according to the credit quality (ratings) of the issuers of debt securities classified as financial assets at amortized cost, was as follows:

Debt securities by rating
	2023		2022 ⁽¹⁾		2021
	Carrying amount (Millions of Euros)%		Carrying amount (Millions of Euros)%		Carrying amount (Millions of Euros)%
AAA	1,829	3.7%	3,068	8.4%	143	0.4%
AA+	3,096	6.3%	217	0.6%	77	0.2%
AA	142	0.3%	82	0.2%	76	0.2%
AA-	60	0.1%	76	0.2%	69	0.2%
A+	25	0.1%	13	—%	62	0.2%
A	444	0.9%	524	1.4%	619	1.8%
A-	24,739	50.0%	17,050	46.5%	16,312	46.9%
BBB+	6,615	13.4%	4,710	12.9%	9,336	26.8%
BBB	4,551	9.2%	4,091	11.2%	3,853	11.1%
BBB-	548	1.1%	351	1.0%	527	1.5%
BB+ or below	6,642	13.4%	5,789	15.8%	3,120	9.0%
Unclassified	772	1.6%	667	1.8%	587	1.7%
Total	49,462	100.0%	36,639	100.0%	34,781	100.0%
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
Loans and advances to customers
The breakdown of the balance under this heading in the consolidated balance sheets, according to their nature, is as follows:

Loans and advances to customers (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
On demand and short notice	3,040	4,101	3,161
Credit card debt	22,889	18,898	14,030
Trade receivables	25,096	25,987	19,524
Finance leases	9,463	8,571	7,911
Reverse repurchase agreement	92	102	23
Other term loans	312,186	294,059	268,047
Advances that are not loans	4,877	5,633	6,243
Total	377,643	357,351	318,939
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
The following table sets forth a breakdown of the gross carrying amount "Loans and advances to customers" with maturity greater than one year by fixed and variable rate as of December 31, 2023, 2022 and 2021:

Loans and advances maturing in more than one year by fixed and variable rate (Millions of Euros)
	2023			2022			2021
	Domestic	Foreign	Total	Domestic	Foreign	Total	Domestic	Foreign	Total
Fixed rate	63,060	77,381	140,441	59,394	67,874	127,269	56,756	62,228	118,984
Variable rate	66,188	61,723	127,911	69,647	53,440	123,087	75,544	44,237	119,781
Total	129,248	139,104	268,352	129,042	121,314	250,356	132,300	106,465	238,765
As of December 31, 2023, 2022 and 2021, 52%, 51% and 50%, respectively, of "Loans and advances to customers" with maturity greater than one year have fixed-interest rates and 48%, 49% and 50%, respectively, have variable interest rates.
This heading also includes some loans that have been securitized. The balances recognized in the consolidated balance sheets corresponding to these securitized loans are as follows:

Securitized loans (Millions of Euros)
	2023	2022	2021
Securitized mortgage assets	20,406	23,290	23,695
Other securitized assets	8,493	5,495	6,547
Total	28,899	28,784	30,242
Furthermore, this heading includes a deposit with the Bank of France associated with the contribution by the BBVA Group to the Single Resolution Fund for the years 2018, 2017 and 2016, which was made in the form of an irrevocable payment commitment and which amount is considered to be recoverable as of December 31, 2023. The resolution of the appeal filed by a financial institution outside the Group against the decision of the Court of Justice of the European Union rejecting the return of amounts deposited is expected throughout 2024, which could lead to a claim by the Single Resolution Board. In any case, the BBVA Group balance of this deposit as of December 31, 2023 was not significant.